COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
2019	$5,735
2020	4,860
2021	1,840
2022	943
2023	332
2024 and thereafter	987

Total	$14,697

Schedule of future minimum payments related to long-term debts
2019	-
2020	35,000

Total	$35,000